Lord Abbett Research Fund, Inc.
     Small Cap Value Series

Supplement dated June 16, 1999
to Prospectus dated April 1, 1999

Starting on June 21, 1999, the fund's shares will again be available to all investors, including new investors. Investors should disregard all references in the fund's prospectus to the fund being closed to new investors.


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